Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of Income Tax Charged (Credited)

The analysis of the income tax charged to the results of 2019, 2018 and 2017 is as follows:

	2 0 1 9	2 0 1 8	2 0 1 7

Income tax of the year for Mexican companies	$3,177,506	$67,745	$19
Income tax year for foreign companies	301,263	444,104	44,751
Deferred tax for Mexican companies	12,978	408,141	656,060
Deferred tax for foreign companies	(215,473)	(167,528)	421,979
	$3,276,274	$752,462	$1,122,809

Schedule of Income Tax Expense (Benefit)

During 2019 and 2018, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2 0 1 9	2 0 1 8	2 0 1 7

Expected benefit, expense	$514,294	$1,308,828	$890,249
Increase (decrease) as a result of:
Inflation effect, net	(417,960)	(114,419)	(217,249)
Impact of the nominal rate differences between the USA and Mexico	(23,368)	(35,914)	(16,572)
Benefit from utilization of tax loss carry-forward sand others (1)	(987,135)	(1,238,444)	(115,068)
Others, net (includes permanent items)	1,802,118	832,411	581,449
Income tax expense (2)	$887,949	$752,462	$1,122,809
Effective tax rate	54.26%	17.92%	37.21%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously 2019, 2018 and 2017 , less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

(2)	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during the 2019 fiscal year were not considered within the income tax expense.

Schedule of Tax Losses Pending of Amortize

As of December 31, 2019, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available
2011	2021	9,293,585	(1)
2012	2022	9
2013	2023	4,842
2014	2024	16,198
2015	2025	7,874
2016	2026	121,737
2017	2027	310,041
2018	2028	112,323
2019	2029	1,196,196
		$11,062,805

(1)	This amount includes $ 9,268,569 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.

Schedule of Deferred Income Tax Liability

Below is a summary of the effects of the main temporary differences comprising the deferred income tax liability included in the consolidated statements of financial position.

	December 31,
	2 0 1 9	2 0 1 8

Deferred tax assets:
Allowance for doubtful accounts	$(50,476)	$1,045
Advances from customers	182,635	113,224
Deferred tax assets	132,159	114,269

Deferred tax liabilities:

Property, plant and equipment	3,159,719	3,224,295
Intangible assets from Grupo San	318,768	310,025
Provisions	30,641	57,816
Prepaid expenses	33,137	29,879

Total deferred liabilities	3,542,265	3,622,015

Deferred tax liabilities, net	$3,410,106	$3,507,746